Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Examinations
For the year ended December 31, 2020 and 2019, loss before income tax provision consisted of the following:

	December 31, 2020	December 31, 2019

Domestic operations - Canada	$(2,732,888)	$(5,027,596)
Foreign operations - United States	(488,638)	(91,550)
Total loss before taxes	$(3,221,526)	$(5,119,146)

Schedule of Components of Income Tax Expense
Income tax expense (benefit) consists of the following for the years ended December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019

Loss before taxes	$(3,221,526)	$(5,119,146)
Statutory tax rate	27.00%	27.00%
Income taxes at the statutory rate	$(869,812)	$(1,382,170)
Stock-based compensation	154,227	108,505
Share issue costs	(45,854)	(223,439)
Others	41,388	(58,416)
Total	$(720,051)	$(1,555,520)

Change in valuation Allowance	$720,051	$1,555,520
Total income tax expense (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred taxes are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Unused tax losses carry forward - Canada and United States	$2,669,781	$1,903,392
Share issue costs - Canada	142,318	186,874
Property and equipment - Canada	-	1,782
Total deferred tax assets	$2,812,099	$2,092,048
Deferred tax asset not recognized	-	-

Net deferred tax assets	2,812,099	2,092,048

Deferred tax liability:

Total deferred tax liability	-	-

Valuation Allowance	$(2,812,099)	$(2,092,048)
Net deferred tax assets (liabilities)	$-	$-